Note 12 - Income Taxes - Income Tax Expense (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
U.S. Federal, Current Income Tax Expense (Benefit)	$ 830	$ 105,756
U.S. Federal, Deferred Income Tax Expense (Benefit)	0	0
U.S. Federal, Net Income Tax Expense (Benefit)	830	105,756
State, Current Income Tax Expense (Benefit)	19,872	39,968
State, Deferred Income Tax Expense (Benefit)	0	0
State, Net Income Tax Expense (Benefit)	19,872	39,968
Total, Current Income Tax Expense (Benefit)	20,702	145,724
Total, Deferred Income Tax Expense (Benefit)	0	0
Total, Net Income Tax Expense (Benefit)	$ 20,702	$ 145,724